Finance Receivables And Loans, Net (Commercial Criticized Exposure) (Detail)	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Commercial Criticized Finance Receivables and Loans	100.00%	100.00%
Automotive Dealers [Member]
Concentration Risk [Line Items]
Commercial Criticized Finance Receivables and Loans	91.40%	85.70%
532210 Consumer Electronics and Appliances Rental [Member]
Concentration Risk [Line Items]
Commercial Criticized Finance Receivables and Loans	3.40%	1.20%
7000 to 9999 Service Industries [Member]
Concentration Risk [Line Items]
Commercial Criticized Finance Receivables and Loans	2.50%	4.90%
Other industries [Member]
Concentration Risk [Line Items]
Commercial Criticized Finance Receivables and Loans	2.70%	8.20%